UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   550 NW Franklin Avenue, Suite 478
           Bend, OR  97701


Form 13F File Number: 028-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bradley R. Kent
Title:  Managing Director
Phone:  541-322-0600

Signature,  Place,  and  Date  of  Signing:

/s/ Bradley R. Kent                Bend, OR                           2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      394,548
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADMINISTAFF INC                COMMON         007094105    36460  1244362 SH       SOLE                 1244362      0    0
AMBASSADORS GROUP INC          COMMON         023177108     8112   705386 SH       SOLE                  705386      0    0
AMERICAN DENTAL PARTNERS       COMMON         025353103     2864   211973 SH       SOLE                  211973      0    0
AMERICAN REPROGRAPHICS CO      COMMON         029263100    35121  4627245 SH       SOLE                 4627245      0    0
AMERICAN WOODMARK CORP         COMMON         030506109    12158   495435 SH       SOLE                  495435      0    0
ASCENA RETAIL GROUP INC        COMMON         04351G101    26542  1004636 SH       SOLE                 1004636      0    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101    51450  3369383 SH       SOLE                 3369383      0    0
BLUELINX HOLDINGS INC          COMMON         09624H109     7176  1960687 SH       SOLE                 1960687      0    0
BUILDERS FIRSTSOURCE INC       COMMON         12008R107    28847 14642978 SH       SOLE                14642978      0    0
CASH STORE FINANCIAL           COMMON         14756F103     5177   333800 SH       SOLE                  333800      0    0
CGI GROUP INC                  COMMON         39945C109     3170   183667 SH       SOLE                  183667      0    0
COLUMBUS MCKINNON CORP-N.Y.    COMMON         199333105     6852   337197 SH       SOLE                  337197      0    0
CPI INTL INC                   COMMON         12618M100     8304   429166 SH       SOLE                  429166      0    0
EMCOR GROUP INC                COMMON         29084Q100    12203   421072 SH       SOLE                  421072      0    0
KENEXA CORPORATION             COMMON         488879107    28791  1321272 SH       SOLE                 1321272      0    0
LENDER PROCESSING SVCS INC     COMMON         52602E102     2039    69063 SH       SOLE                   69063      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COMMON         666762109     1562    80836 SH       SOLE                   80836      0    0
REGIS CORPORATION              COMMON         758932107    20935  1261151 SH       SOLE                 1261151      0    0
RURAL METRO CORP               COMMON         781748108    29958  2054711 SH       SOLE                 2054711      0    0
TNS INC                        COMMON         872960109    35952  1728479 SH       SOLE                 1728479      0    0
WEBSENSE INC                   COMMON         947684106    18015   889609 SH       SOLE                  889609      0    0
WEST COAST BANCORP ORE NEW     COMMON         952145100    12860  4560250 SH       SOLE                 4560250      0    0